CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - ARS ($) $ in Millions		Equity attributable to Controlling Company NaperVille	Equity attributable to Controlling Company	Outstanding shares, Capital nominal value	Inflation adjustment	Contributed Surplus	Legal	Special reserve for IFRS implementation	Voluntary reserve for capital investments	Facultative	Other comprehensive results NaperVille	Other comprehensive results	Retained earnings	Equity attributable to non-controlling interest NaperVille	Equity attributable to non-controlling interest Credipay	Equity attributable to non-controlling interest	NaperVille	Credipay	Total
Balances as of at Dec. 31, 2021			$ 7,150,343	$ 2,154	$ 1,870,299	$ 4,809,844	$ 105,700	$ 40,736		$ 396,163		$ (188,092)	$ 113,539			$ 113,231			$ 7,263,574
Reserves reallocation						(201,941)				201,941
- Reserves constitution							5,398			109,056			(114,454)
Dividends to non-controlling shareholders												(915)	915			(8,617)			(8,617)
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends			(306,909)							(306,909)									(306,909)
Comprehensive income:
Net income (loss) for the year			(1,409,383)										(1,409,383)			14,871			(1,394,512)
Other comprehensive income (loss)			(33,806)									(33,806)				(9,547)			(43,353)
Total comprehensive income (loss) for the year			(1,443,189)									(33,806)	(1,409,383)			5,324			(1,437,865)
Balances as of at Dec. 31, 2022			5,400,245	2,154	1,870,299	4,607,903	111,098	40,736		400,251		(222,813)	(1,409,383)			109,938			5,510,183
Absorption of negative Retained earnings						(84,257)			$ (257,730)				257,730
- Specific loss allocation						(1,857,584)							1,857,584
- Reserves constitution										448,201			(448,201)
Dividends to non-controlling shareholders																(8,754)			(8,754)
Subsidiary acquisition	[1]															(4)			(4)
Subsidiary call option			(1,285)									(1,285)							(1,285)
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends			(227,443)							(227,443)									(227,443)
Comprehensive income:
Net income (loss) for the year			(561,242)										(561,242)			17,515			(543,727)
Other comprehensive income (loss)			110,576									110,576				50,183			160,759
Total comprehensive income (loss) for the year			(450,666)									110,576	(561,242)			67,698			(382,968)
Balances as of at Dec. 31, 2023			4,720,851	2,154	1,870,299	2,750,319	111,098	40,736		621,009		(113,522)	(561,242)			168,878			4,889,729
Absorption of negative Retained earnings						(168,591)			$ (561,242)	(392,651)			561,242
Dividends to non-controlling shareholders																(10,429)			(10,429)
Subsidiary acquisition	[2]													$ 1,883	$ 644		$ 1,883	$ 644
Transaction non-controlling interest	[3]	$ (26,307)									$ (26,307)			$ (2,488)			$ (28,795)
Resolutions of the General Extraordinary Shareholders' Meeting held on
- Dividends			(118,854)							(118,854)									(118,854)
Comprehensive income:
Net income (loss) for the year			1,012,404										1,012,404			20,848			1,033,252
Other comprehensive income (loss)			(163,091)									(163,091)				(69,557)			(232,648)
Total comprehensive income (loss) for the year			849,313									(163,091)	1,012,404			(48,709)			800,604
Balances as of at Dec. 31, 2024			$ 5,425,003	$ 2,154	$ 1,870,299	$ 2,581,728	$ 111,098	$ 40,736		$ 109,504		$ (302,920)	$ 1,012,404			$ 109,779			$ 5,534,782

[1]	Correspond to Ubiquo’s acquisition. See Note 1.a).
[2]	Correspond to the establish of a new company, CrediPay. See Note 1.a).
[3]	See Note 28.2.2.